Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Dates
29-Feb-2024
Actual/360 Days

30/360 Days

15-Mar-2024
15-Mar-2024
Collection Period No.
14
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Feb-2024
13-Mar-2024
14-Mar-2024
15-Mar-2024
15-Feb-2024
15-Feb-2024
Summary
Beginning
Balance
0.00
297,498,913.97
657,500,000.00
118,600,000.00
Principal
Payment
0.00
45,456,786.02
0.00
0.00
Ending
Balance
0.00
252,042,127.95
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
69.135796
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.383334
1.000000
1.000000
1,073,598,913.97
1,028,142,127.95
45,456,786.02
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,121,524,621.46
114,065,514.75
1,235,590,136.21
47,925,707.49
1,076,067,835.44
108,868,434.96
1,184,936,270.40
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
1,261,891.23
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
1.919226
3.758333
3.591667
Interest & Principal
Payment
0.00
46,718,677.25
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
71.055022
3.758333
3.591667
$49,615,753.09
T
otal
$4,158,967.07

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
54,259,384.15
0.00
54,259,384.15
46,865,999.95
5,133,041.52
959,461.81
1,031,732.34
63,708.87
0.00
205,439.66
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,029,658.45
0.00
0.00
4,158,967.07
0.00
0.00
45,456,786.02
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
54,259,384.15
3,613,972.61
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,029,658.45
0.00
0.00
0.00
1,029,658.45
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,158,967.07
0.00
1,261,891.23
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
4,158,967.07
0.00
1,261,891.23
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,158,967.07
4,158,967.07
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
45,456,786.02
0.00
0.00
0.00
45,456,786.02
Aggregate Principal Distributabl
e
Amount
45,456,786.02
45,456,786.02
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
17,793.34
187,646.32
205,439.66
4,792,570.75
0.00
17,793.34
17,793.34
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Pool Statistics
Pool Data
4.99%
41.19
27.50
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,235,590,136.21
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,184,936,270.40
39,356
40,232
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
31,712,566.80
15,153,433.15
63,324.63
3,724,541.23
Pool Factor
55.95%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
39,356
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.18%
1.22%
0.48%
0.12%
100.00%
1,163,325,033.70
14,410,386.50
5,722,985.81
1,477,864.39
1,184,936,270.40
38,881
319
119

Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.608%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
18,482.49
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.830%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
17,613,815.29
1,794,989.41
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses

Losses
(1)
Amount
3,724,541.23
949,380.68
980,171.14
Number of Receivables
Number of Receivables
Amount
39,780,068.19
15,093,034.62
7,073,218.28
Current
Cumulative
0.832%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.780%
Prior Collection Period
2.593 % Second Prior
Collection
Period
1.122
%
Third
Prior
Collection
Period
1.826%